Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B	Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)	Non- controlling Interests	Total
Balance at Sep. 30, 2023		$ 52			$ 16,035,229	$ 368,271	$ 5,158,115	$ (604,182)	$ (140,530)	$ 20,816,955
Balance (in Shares) at Sep. 30, 2023		1,728,410	[1]
Adoption of ASC 326							770,368			770,368
Issuance of shares upon the completion of public offering		$ 2			5,034,779					5,034,781
Issuance of shares upon the completion of public offering (in Shares)		82,667	[1]
Issuance of shares through private placement		$ 3			1,991,718					1,991,724
Issuance of shares through private placement (in Shares)		91,954	[1]
Net income for the year							10,319,418		(39)	10,319,379
Appropriation to statutory reserve						718,320	(718,320)
Foreign currency translation adjustment								25,871	(1,472)	24,399
Balance at Mar. 31, 2024		$ 57			23,061,726	1,086,591	15,529,581	(578,311)	(142,041)	38,957,603
Balance (in Shares) at Mar. 31, 2024		1,903,031	[1]
Balance at Sep. 30, 2024		$ 42		$ 26	27,796,887	1,926,547	15,737,191	187,118	(146,208)	45,501,603
Balance (in Shares) at Sep. 30, 2024		1,410,001	[1]	848,203
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost		$ 4								4
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)		119,697	[1]
Issuance of ordinary shares in connection with exercise of warrant		$ 10			(11,993,412)					(11,993,402)
Issuance of ordinary shares in connection with exercise of warrant (in Shares)		333,333	[1]
Equity incentive		$ 7			1,418,993					1,419,000
Equity incentive (in Shares)	[1]	220,000
Cashless exercise of warrants		$ 437			9,908,775					9,909,212
Cashless exercise of warrants (in Shares)		14,590,000	[1]
Net income for the year							5,039,635		(99)	5,039,536
Appropriation to statutory reserve						396,316	(396,316)
Foreign currency translation adjustment								(766,680)	4,815	(761,865)
Balance at Mar. 31, 2025		$ 500		$ 26	$ 27,131,243	$ 2,322,863	$ 20,380,510	$ (579,562)	$ (141,492)	$ 49,114,088
Balance (in Shares) at Mar. 31, 2025		16,673,031	[1]	848,203

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 11).